Goodwill (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	[1]	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	[1],[2]
Goodwill [Line Items]
Goodwill impairment losses	¥ 0		$ 0		¥ 2,527	¥ 17,665
Guangzhou Zhuque Information Technology Co Ltd [Member]
Goodwill [Line Items]
Goodwill impairment losses					¥ 2,527

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:RMB RMB RMB US$ Cost of revenues 15,894 42,759 74,339 10,812 Research and development expenses 78,816 122,348 225,173 32,750 Sales and marketing expenses 3,107 4,417 5,723 832 General and administrative expenses 59,469 88,137 342,790 49,857
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469